NONVESTED SHARES	12 Months Ended
Dec. 31, 2021
NONVESTED SHARES
NONVESTED SHARES

12.          NONVESTED SHARES

In 2019, the Company granted 1,829,000 nonvested to certain officers and employees. The nonvested shares of 280,000 vest over a period of two years and nonvested shares of 1,549,000 vest immediately.

In 2020, the Company granted 4,601,000 nonvested to certain officers and employees. The nonvested shares of 940,000 vest over a period of two years, nonvested shares of 218,000 vest over a period of one year and nonvested shares of 3,443,000 vest immediately.

In 2021, the Company granted 1,275,200 nonvested to certain officers and employees. The nonvested shares of 60,000 vest over a period of two years, nonvested shares of 40,000 vest over a period of one year and nonvested shares of 1,235,200 vest immediately.

The holders of the nonvested shares are entitled to voting rights, but shall not be entitled to dividends before vesting.

The following table summarizes information regarding the nonvested shares granted and vested:

		Weighted average
		grant date
	Number of Shares	fair value

Outstanding at January 1, 2021	660,000	$4.21
Granted	1,335,200	$0.55
Forfeited	(70,000)	$0.70
Vested	(1,695,200)	$0.54
Outstanding at December 31, 2021	230,000	$11.09

The total fair value of shares vested during the years ended December 31, 2019, 2020 and 2021 was $972, $1,911 and $910, respectively.

For the years ended December 31, 2019, 2020 and 2021, the Group recorded share-based compensation expenses of $1,995, $1,917 and $953 related to the nonvested shares, respectively. As of December 31, 2021, there was $92 of unrecognized compensation costs related to nonvested shares, which are expected to be recognized over a weightedaverage period of 0.59 years.

Total share-based compensation expenses for share options and nonvested shares for the years ended December 31, 2019, 2020 and 2021 were as follows:

	Year ended December 31,
	2019	2020	2021

Fulfillment	$238	$15	$15
Selling and marketing	408	82	142
General and administrative	1,414	3,509	1,225
Total	$2,060	$3,606	$1,382